UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2020

QS

U.S. SMALL

CAPITALIZATION EQUITY FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS U.S. Small Capitalization Equity Fund for the six-month reporting period ended June 30, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the Fund pursuant to either new management and subadvisory agreements that were approved by Fund shareholders or interim management and subadvisory agreements that were approved by the Fund’s board for use while the Fund continues to seek shareholder approval of the new agreements.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of June 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

II	QS U.S. Small Capitalization Equity Fund

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

QS U.S. Small Capitalization Equity Fund	III

Performance review

For the six months ended June 30, 2020, Class I shares of QS U.S. Small Capitalization Equity Fund returned -16.24%. The Fund’s unmanaged benchmark, the Russell 2000 Indexi, returned -12.98% for the same period. The Lipper Small-Cap Core Funds Category Averageii returned -17.88% over the same time frame.

Performance Snapshot as of June 30, 2020 (unaudited)
(excluding sales charges)	6 months
QS U.S. Small Capitalization Equity Fund:
Class A	-16.31%
Class A2	-16.39%
Class C	-16.65%
Class FI	-16.31%
Class I	-16.24%
Class IS	-16.11%
Russell 2000 Index	-12.98%
Lipper Small-Cap Core Funds Category Average	-17.88%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2020, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class I and Class IS shares were 1.13%, 1.51%, 1.98%, 1.41%, 1.02% and 0.86%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.30% for Class A shares, 1.50% for Class A2 shares, 2.05% for Class C shares, 1.30% for Class FI shares, 1.00% for Class I shares and 0.75% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for

IV	QS U.S. Small Capitalization Equity Fund

Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager has also agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, so that annual operating expenses will not exceed 1.20% for Class A shares, 1.40% for Class A2 shares, 1.95% for Class C shares, 1.20% for Class FI shares and 0.90% for Class I shares. These arrangements are expected to continue until December 31, 2021, but may be terminated at any time by the manager.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

RISKS: Equity securities are subject to market and price fluctuations. Investments in small-cap companies may involve greater risks and volatility than investments in larger, more established companies. Small-cap companies may have limited product lines, operating histories, markets or financial resources. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

QS U.S. Small Capitalization Equity Fund	V

Performance review (cont’d)

[i]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 927 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	QS U.S. Small Capitalization Equity Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2020 and December 31, 2019. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-16.31%	$1,000.00	$836.90	1.15%	$5.25	Class A	5.00%	$1,000.00	$1,019.14	1.15%	$5.77
Class A2	-16.39	1,000.00	836.10	1.40	6.39	Class A2	5.00	1,000.00	1,017.90	1.40	7.02
Class C	-16.65	1,000.00	833.50	1.95	8.89	Class C	5.00	1,000.00	1,015.17	1.95	9.77
Class FI	-16.31	1,000.00	836.90	1.20	5.48	Class FI	5.00	1,000.00	1,018.90	1.20	6.02
Class I	-16.24	1,000.00	837.60	0.90	4.11	Class I	5.00	1,000.00	1,020.39	0.90	4.52
Class IS	-16.11	1,000.00	838.90	0.75	3.43	Class IS	5.00	1,000.00	1,021.13	0.75	3.77

2	QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report

[1]	For the six months ended June 30, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2020

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Common Stocks — 99.0%
Communication Services — 1.9%
Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings Inc.	12,500	$967,000
Entertainment — 0.7%
Glu Mobile Inc.	93,000	862,110	*
Marcus Corp.	12,600	167,202
Total Entertainment		1,029,312
Interactive Media & Services — 0.4%
Yelp Inc.	26,000	601,380	*
Media — 0.0%††
Media General Inc., CVR	20,404	0	*(a)(b)(c)
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems Inc.	11,800	234,584
Total Communication Services		2,832,276
Consumer Discretionary — 11.1%
Auto Components — 0.8%
Dana Inc.	74,600	909,374
Standard Motor Products Inc.	4,400	181,280
Total Auto Components		1,090,654
Automobiles — 0.4%
Winnebago Industries Inc.	9,000	599,580
Diversified Consumer Services — 0.8%
frontdoor Inc.	8,300	367,939	*
K12 Inc.	18,000	490,320	*
WW International Inc.	13,000	329,940	*
Total Diversified Consumer Services		1,188,199
Hotels, Restaurants & Leisure — 2.2%
BJ’s Restaurants Inc.	17,648	369,549
Bloomin’ Brands Inc.	39,000	415,740
Boyd Gaming Corp.	30,000	627,000
Cheesecake Factory Inc.	17,600	403,392
Cracker Barrel Old Country Store Inc.	1,200	133,092
Dine Brands Global Inc.	10,200	429,420
Jack in the Box Inc.	7,100	526,039
Penn National Gaming Inc.	12,000	366,480	*
Total Hotels, Restaurants & Leisure		3,270,712
Household Durables — 2.3%
KB Home	28,000	859,040
M/I Homes Inc.	10,400	358,176	*
MDC Holdings Inc.	17,500	624,750

See Notes to Financial Statements.

4	QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Household Durables — continued
Meritage Homes Corp.	9,000	$685,080	*
Sonos Inc.	34,000	497,420	*
Universal Electronics Inc.	7,300	341,786	*
Total Household Durables		3,366,252
Internet & Direct Marketing Retail — 0.8%
Etsy Inc.	7,400	786,102	*
PetMed Express Inc.	4,200	149,688
Rubicon Project Inc.	26,168	174,541	*
Total Internet & Direct Marketing Retail		1,110,331
Multiline Retail — 0.3%
Big Lots Inc.	11,700	491,400
Specialty Retail — 1.9%
America’s Car-Mart Inc.	4,000	351,480	*
Asbury Automotive Group Inc.	4,500	347,985	*
Dick’s Sporting Goods Inc.	6,000	247,560
Genesco Inc.	10,500	227,430	*
Hibbett Sports Inc.	18,500	387,390	*
Lithia Motors Inc., Class A Shares	2,900	438,857
Rent-A-Center Inc.	19,300	536,926
Zumiez Inc.	5,600	153,328	*
Total Specialty Retail		2,690,956
Textiles, Apparel & Luxury Goods — 1.6%
Crocs Inc.	16,500	607,530	*
Deckers Outdoor Corp.	7,000	1,374,730	*
Lakeland Industries Inc.	17,000	381,310	*
Total Textiles, Apparel & Luxury Goods		2,363,570
Total Consumer Discretionary		16,171,654
Consumer Staples — 3.5%
Beverages — 0.5%
Boston Beer Co. Inc., Class A Shares	1,250	670,812	*
Food & Staples Retailing — 1.5%
Andersons Inc.	13,000	178,880
Rite Aid Corp.	24,300	414,558	*
SpartanNash Co.	35,915	763,194
Sprouts Farmers Market Inc.	12,700	324,993	*
United Natural Foods Inc.	30,600	557,226	*
Total Food & Staples Retailing		2,238,851
Food Products — 0.8%
Fresh Del Monte Produce Inc.	7,600	187,112

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2020

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Food Products — continued
John B Sanfilippo & Son Inc.	4,400	$375,452
Sanderson Farms Inc.	5,700	660,573
Total Food Products		1,223,137
Household Products — 0.2%
Spectrum Brands Holdings Inc.	6,800	312,120
Personal Products — 0.3%
USANA Health Sciences Inc.	4,900	359,807	*
Tobacco — 0.2%
Vector Group Ltd.	34,600	348,076
Total Consumer Staples		5,152,803
Energy — 2.3%
Oil, Gas & Consumable Fuels — 2.3%
Arch Resources Inc.	8,100	230,121
Delek U.S. Holdings Inc.	10,000	174,100
DHT Holdings Inc.	75,900	389,367
International Seaways Inc.	10,000	163,400
Nordic American Tankers Ltd.	185,900	754,754
PDC Energy Inc.	18,600	231,384	*
REX American Resources Corp.	5,874	407,479	*
Southwestern Energy Co.	119,200	305,152	*
World Fuel Services Corp.	28,000	721,280
Total Energy		3,377,037
Financials — 14.0%
Banks — 6.5%
Bancorp Inc.	40,000	392,000	*
Bank of N.T. Butterfield & Son Ltd.	19,000	463,410
Berkshire Hills Bancorp Inc.	28,001	308,571
Boston Private Financial Holdings Inc.	53,300	366,704
Byline Bancorp Inc.	10,000	131,000
Cadence BanCorp	42,000	372,120
Central Pacific Financial Corp.	17,200	275,716
Community Trust Bancorp Inc.	3,600	117,936
Customers Bancorp Inc.	21,948	263,815	*
Equity Bancshares Inc., Class A Shares	5,500	95,920	*
First BanCorp	99,920	558,553
First Busey Corp.	12,000	223,800
First Commonwealth Financial Corp.	32,646	270,309
First Financial Corp.	9,900	364,716
First Midwest Bancorp Inc.	35,692	476,488
Flushing Financial Corp.	20,400	235,008

See Notes to Financial Statements.

6	QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Banks — continued
Great Western Bancorp Inc.	19,000	$261,440
Hancock Whitney Corp.	11,253	238,564
Hanmi Financial Corp.	36,708	356,435
Heartland Financial USA Inc.	11,300	377,872
Hope Bancorp Inc.	24,900	229,578
IBERIABANK Corp.	17,493	796,631
Midland States Bancorp Inc.	16,000	239,200
OFG Bancorp	27,642	369,573
Peoples Bancorp Inc.	10,600	225,568
Sandy Spring Bancorp Inc.	14,600	361,788
Umpqua Holdings Corp.	24,000	255,360
United Community Banks Inc.	18,000	362,160
Wintrust Financial Corp.	9,500	414,390
Total Banks		9,404,625
Capital Markets — 2.0%
Affiliated Managers Group Inc.	8,800	656,128
Artisan Partners Asset Management Inc., Class A Shares	17,300	562,250
Brightsphere Investment Group Inc.	52,000	647,920
Evercore Inc., Class A Shares	9,500	559,740
Federated Hermes Inc., Class B Shares	21,000	497,700
Total Capital Markets		2,923,738
Consumer Finance — 1.1%
Encore Capital Group Inc.	13,900	475,102	*
Enova International Inc.	45,000	669,150	*
EZCORP Inc., Class A Shares	58,000	365,400	*
Navient Corp.	14,500	101,935
Total Consumer Finance		1,611,587
Insurance — 1.9%
American Equity Investment Life Holding Co.	26,035	643,325
Assured Guaranty Ltd.	9,200	224,572
Benefytt Technologies Inc.	6,000	122,760	*
HCI Group Inc.	8,000	369,440
National General Holdings Corp.	14,500	313,345
Primerica Inc.	4,071	474,679
Universal Insurance Holdings Inc.	26,340	467,535
White Mountains Insurance Group Ltd.	200	177,594
Total Insurance		2,793,250
Thrifts & Mortgage Finance — 2.5%
Essent Group Ltd.	24,000	870,480
Flagstar Bancorp Inc.	15,000	441,450

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2020

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Thrifts & Mortgage Finance — continued
Meridian Bancorp Inc.	14,000	$162,400
MGIC Investment Corp.	67,000	548,730
Mr. Cooper Group Inc.	41,000	510,040	*
NMI Holdings Inc., Class A Shares	20,000	321,600	*
Radian Group Inc.	52,518	814,554
Total Thrifts & Mortgage Finance		3,669,254
Total Financials		20,402,454
Health Care — 23.9%
Biotechnology — 10.7%
ACADIA Pharmaceuticals Inc.	11,500	557,405	*
Acceleron Pharma Inc.	3,800	362,026	*
Achillion Pharmaceuticals Inc., CVR	89,796	0	*(a)(b)(c)
Acorda Therapeutics Inc.	21,148	15,535	*
Allakos Inc.	1,300	93,418	*
AMAG Pharmaceuticals Inc.	19,712	150,797	*
Amicus Therapeutics Inc.	23,000	346,840	*
Arcturus Therapeutics Holdings Inc.	4,250	198,645	*
Arcus Biosciences Inc.	5,000	123,700	*
Arena Pharmaceuticals Inc.	11,671	734,689	*
Arrowhead Pharmaceuticals Inc.	11,800	509,642	*
Avid Bioservices Inc.	12,641	82,988	*
Biohaven Pharmaceutical Holding Co. Ltd.	3,600	263,196	*
Bioxcel Therapeutics Inc.	3,200	169,632	*
Bluebird Bio Inc.	2,400	146,496	*
Blueprint Medicines Corp.	7,000	546,000	*
CareDx Inc.	12,000	425,160	*
Catalyst Pharmaceuticals Inc.	85,800	396,396	*
Celldex Therapeutics Inc.	5,172	67,236	*
Chimerix Inc.	40,401	125,243	*
Concert Pharmaceuticals Inc.	38,597	384,040	*
Deciphera Pharmaceuticals Inc.	3,500	209,020	*
Eagle Pharmaceuticals Inc.	8,195	393,196	*
Editas Medicine Inc.	18,000	532,440	*
Emergent BioSolutions Inc.	9,000	711,720	*
Enanta Pharmaceuticals Inc.	8,400	421,764	*
Esperion Therapeutics Inc.	12,000	615,720	*
FibroGen Inc.	6,900	279,657	*
Geron Corp.	90,000	196,200	*
Halozyme Therapeutics Inc.	16,732	448,585	*
Infinity Pharmaceuticals Inc.	30,551	27,636	*

See Notes to Financial Statements.

8	QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Biotechnology — continued
Inovio Pharmaceuticals Inc.	8,000	$215,600	*
Insmed Inc.	11,500	316,710	*
Intercept Pharmaceuticals Inc.	2,400	114,984	*
Jounce Therapeutics Inc.	18,000	124,200	*
Karyopharm Therapeutics Inc.	28,400	537,896	*
Ligand Pharmaceuticals Inc.	2,500	279,625	*
Lumos Pharma Inc.	2,748	45,315	*
MacroGenics Inc.	7,000	195,440	*
Momenta Pharmaceuticals Inc.	15,000	499,050	*
Novavax Inc.	3,000	250,050	*
PTC Therapeutics Inc.	8,100	410,994	*
Puma Biotechnology Inc.	11,200	116,816	*
REGENXBIO Inc.	8,200	302,006	*
Sage Therapeutics Inc.	3,900	162,162	*
Sangamo Therapeutics Inc.	25,608	229,448	*
Spectrum Pharmaceuticals Inc.	18,000	60,840	*
Trevena Inc.	31,141	46,712	*
Turning Point Therapeutics Inc.	2,500	161,475	*
Ultragenyx Pharmaceutical Inc.	3,000	234,660	*
Vanda Pharmaceuticals Inc.	28,000	320,320	*
VAXART Inc.	70,000	619,500	*
Veracyte Inc.	9,000	233,100	*
Vir Biotechnology Inc.	300	12,291	*
Voyager Therapeutics Inc.	14,300	180,466	*
XBiotech Inc.	10,500	143,955	*
Xencor Inc.	6,600	213,774	*
Total Biotechnology		15,562,411
Health Care Equipment & Supplies — 6.9%
Antares Pharma Inc.	117,500	323,125	*
Apyx Medical Corp.	53,600	297,480	*
Cardiovascular Systems Inc.	15,000	473,250	*
GenMark Diagnostics Inc.	44,000	647,240	*
Globus Medical Inc., Class A Shares	8,200	391,222	*
Haemonetics Corp.	10,700	958,292	*
Inogen Inc.	4,500	159,840	*
Integer Holdings Corp.	6,100	445,605	*
iRhythm Technologies Inc.	2,800	324,492	*
Lantheus Holdings Inc.	31,068	444,272	*
LivaNova PLC	2,600	125,138	*
Masimo Corp.	3,850	877,762	*

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2020

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Health Care Equipment & Supplies — continued
Meridian Bioscience Inc.	16,374	$381,350	*
Natus Medical Inc.	16,774	366,009	*
Neogen Corp.	5,100	395,760	*
Nevro Corp.	4,800	573,456	*
Novocure Ltd.	10,200	604,860	*
Orthofix Medical Inc.	5,600	179,200	*
Quidel Corp.	3,200	715,968	*
Silk Road Medical Inc.	5,000	209,450	*
STAAR Surgical Co.	12,000	738,480	*
Surmodics Inc.	6,300	272,412	*
Tactile Systems Technology Inc.	4,000	165,720	*
Total Health Care Equipment & Supplies		10,070,383
Health Care Providers & Services — 2.3%
Amedisys Inc.	5,200	1,032,408	*
Catasys Inc.	22,900	566,546	*
Ensign Group Inc.	14,209	594,647
Fulgent Genetics Inc.	12,801	204,816	*
Joint Corp.	23,800	363,426	*
Pennant Group Inc.	7,104	160,550	*
Triple-S Management Corp., Class B Shares	20,076	381,846	*
Total Health Care Providers & Services		3,304,239
Health Care Technology — 0.1%
Teladoc Health Inc.	800	152,672	*
Life Sciences Tools & Services — 1.5%
Fluidigm Corp.	30,000	120,300	*
Luminex Corp.	8,014	260,695
Medpace Holdings Inc.	8,000	744,160	*
Repligen Corp.	4,500	556,245	*
Syneos Health Inc.	8,000	466,000	*
Total Life Sciences Tools & Services		2,147,400
Pharmaceuticals — 2.4%
Akorn Inc.	90,500	25,340	*
Amphastar Pharmaceuticals Inc.	13,000	291,980	*
ANI Pharmaceuticals Inc.	6,500	210,210	*
Axsome Therapeutics Inc.	3,100	255,068	*
Corcept Therapeutics Inc.	30,000	504,600	*
Endo International PLC	33,000	113,190	*
Harrow Health Inc.	15,000	78,150	*
Innoviva Inc.	24,500	342,510	*
Intersect ENT Inc.	11,000	148,940	*

See Notes to Financial Statements.

10	QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Pharmaceuticals — continued
Mallinckrodt PLC	16,500	$44,220	*
MyoKardia, Inc.	1,500	144,930	*
Pacira BioSciences Inc.	10,000	524,700	*
Phibro Animal Health Corp., Class A Shares	13,000	341,510
Reata Pharmaceuticals Inc., Class A Shares	870	135,737	*
Recro Pharma Inc.	11,000	50,050	*
Revance Therapeutics Inc.	9,567	233,626	*
Supernus Pharmaceuticals Inc.	5,246	124,593	*
Total Pharmaceuticals		3,569,354
Total Health Care		34,806,459
Industrials — 15.2%
Aerospace & Defense — 0.4%
AAR Corp.	11,675	241,322
Astronics Corp.	25,000	264,000	*
Total Aerospace & Defense		505,322
Airlines — 0.3%
Hawaiian Holdings Inc.	19,960	280,238
SkyWest Inc.	3,200	104,384
Total Airlines		384,622
Building Products — 2.2%
Apogee Enterprises Inc.	17,500	403,200
Builders FirstSource Inc.	38,708	801,256	*
Caesarstone Ltd.	19,200	227,520
Insteel Industries Inc.	14,900	284,143
Masonite International Corp.	11,700	910,026	*
Patrick Industries Inc.	10,000	612,500
Total Building Products		3,238,645
Commercial Services & Supplies — 1.6%
Cimpress PLC	2,300	175,582	*
Herman Miller Inc.	23,822	562,438
HNI Corp.	26,000	794,820
Interface Inc.	12,500	101,750
McGrath RentCorp.	5,000	270,050
Steelcase Inc., Class A Shares	33,000	397,980
Total Commercial Services & Supplies		2,302,620
Construction & Engineering — 2.4%
Aegion Corp.	9,000	142,830	*
Argan Inc.	12,693	601,394
Dycom Industries Inc.	15,500	633,795	*
EMCOR Group Inc.	2,400	158,736

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2020

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Construction & Engineering — continued
Fluor Corp.	19,600	$236,768
Granite Construction Inc.	12,600	241,164
Great Lakes Dredge & Dock Corp.	45,000	416,700	*
MYR Group Inc.	9,439	301,199	*
Orion Group Holdings Inc.	8,451	26,536	*
Primoris Services Corp.	28,351	503,514
Tutor Perini Corp.	24,000	292,320	*
Total Construction & Engineering		3,554,956
Electrical Equipment — 0.1%
American Superconductor Corp.	23,000	186,990	*
Machinery — 2.6%
Briggs & Stratton Corp.	158,200	207,242
EnPro Industries Inc.	4,300	211,947
Greenbrier Cos. Inc.	16,700	379,925
Hillenbrand Inc.	8,800	238,216
Hyster-Yale Materials Handling Inc.	9,500	367,270
Manitowoc Co. Inc.	35,000	380,800	*
Meritor Inc.	25,000	495,000	*
NN Inc.	58,500	277,290
REV Group Inc.	68,500	417,850
Terex Corp.	18,000	337,860
Titan International Inc.	131,900	192,574
Wabash National Corp.	33,000	350,460
Total Machinery		3,856,434
Professional Services — 2.4%
Barrett Business Services Inc.	6,700	355,971
CRA International Inc.	7,000	276,500
Exponent Inc.	5,500	445,115
FTI Consulting Inc.	6,700	767,485	*
Heidrick & Struggles International Inc.	14,100	304,842
Insperity Inc.	10,800	699,084
Kforce Inc.	11,100	324,675
TrueBlue Inc.	19,949	304,621	*
Total Professional Services		3,478,293
Road & Rail — 0.7%
Werner Enterprises Inc.	24,000	1,044,720
Trading Companies & Distributors — 2.5%
BMC Stock Holdings Inc.	29,000	729,060	*
H&E Equipment Services Inc.	11,500	212,520
Herc Holdings Inc.	18,000	553,140	*

See Notes to Financial Statements.

12	QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Trading Companies & Distributors — continued
MRC Global Inc.	34,600	$204,486	*
NOW Inc.	25,300	218,339	*
Systemax Inc.	12,100	248,534
Textainer Group Holdings Ltd.	19,000	155,420	*
Titan Machinery Inc.	14,000	152,040	*
Triton International Ltd.	14,000	423,360
Veritiv Corp.	23,900	405,344	*
WESCO International Inc.	8,000	280,880	*
Total Trading Companies & Distributors		3,583,123
Total Industrials		22,135,725
Information Technology — 14.3%
Communications Equipment — 1.2%
ADTRAN Inc.	29,000	316,970
Applied Optoelectronics Inc.	31,700	344,579	*
Ciena Corp.	8,000	433,280	*
NETGEAR Inc.	13,038	337,554	*
NetScout Systems Inc.	14,500	370,620	*
Total Communications Equipment		1,803,003
Electronic Equipment, Instruments & Components — 2.3%
Benchmark Electronics Inc.	36,000	777,600
Fabrinet	11,000	686,620	*
Methode Electronics Inc.	20,000	625,200
Plexus Corp.	7,252	511,701	*
Sanmina Corp.	26,500	663,560	*
ScanSource Inc.	7,438	179,182	*
Total Electronic Equipment, Instruments & Components		3,443,863
IT Services — 1.5%
ExlService Holdings Inc.	7,500	475,500	*
LiveRamp Holdings Inc.	9,000	382,230	*
MAXIMUS Inc.	6,803	479,271
NIC Inc.	35,577	816,848
Total IT Services		2,153,849
Semiconductors & Semiconductor Equipment — 2.5%
Amkor Technology Inc.	57,937	713,204	*
Cirrus Logic Inc.	18,500	1,142,930	*
Diodes Inc.	8,000	405,600	*
DSP Group Inc.	8,000	127,040	*
Ichor Holdings Ltd.	5,000	132,900	*

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2020

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
Lattice Semiconductor Corp.	29,000	$823,310	*
Photronics Inc.	27,300	303,849	*
Total Semiconductors & Semiconductor Equipment		3,648,833
Software — 6.6%
Alarm.com Holdings Inc.	7,500	486,075	*
Benefitfocus Inc.	6,300	67,788	*
Box Inc., Class A Shares	55,543	1,153,073	*
CommVault Systems Inc.	12,633	488,897	*
Cornerstone OnDemand Inc.	12,000	462,720	*
Five9 Inc.	6,000	664,020	*
HubSpot Inc.	3,600	807,660	*
Manhattan Associates Inc.	10,792	1,016,606	*
MobileIron Inc.	35,000	172,550	*
Paylocity Holding Corp.	4,300	627,327	*
Qualys Inc.	7,600	790,552	*
SailPoint Technologies Holding Inc.	15,500	410,285	*
SPS Commerce Inc.	16,000	1,201,920	*
Workiva Inc.	13,000	695,370	*
Xperi Holding Corp.	38,100	562,356
Total Software		9,607,199
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf Inc.	39,000	236,340	*
Total Information Technology		20,893,087
Materials — 3.2%
Chemicals — 0.9%
PolyOne Corp.	15,000	393,450
Rayonier Advanced Materials Inc.	28,100	78,961	*
Trinseo SA	22,000	487,520
Tronox Holdings PLC, Class A Shares	54,737	395,201
Total Chemicals		1,355,132
Metals & Mining — 1.0%
Coeur Mining Inc.	56,741	288,245	*
Haynes International Inc.	14,200	331,712
Schnitzer Steel Industries Inc., Class A Shares	7,500	132,300
SunCoke Energy Inc.	92,800	274,688
Warrior Met Coal Inc.	27,500	423,225
Total Metals & Mining		1,450,170
Paper & Forest Products — 1.3%
Boise Cascade Co.	18,000	676,980

See Notes to Financial Statements.

14	QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Paper & Forest Products — continued
Louisiana-Pacific Corp.	28,000	$718,200
Verso Corp., Class A Shares	43,000	514,280
Total Paper & Forest Products		1,909,460
Total Materials		4,714,762
Real Estate — 6.0%
Equity Real Estate Investment Trusts (REITs) — 4.8%
Alexander’s Inc.	1,050	252,945
CareTrust REIT Inc.	26,000	446,160
CoreCivic Inc.	33,400	312,624
DiamondRock Hospitality Co.	98,311	543,660
Essential Properties Realty Trust Inc.	24,000	356,160
GEO Group Inc.	35,000	414,050
Global Medical REIT Inc.	32,700	370,491
Hersha Hospitality Trust	18,301	105,414
Industrial Logistics Properties Trust	26,000	534,300
Monmouth Real Estate Investment Corp.	30,000	434,700
Pebblebrook Hotel Trust	26,000	355,160
RLJ Lodging Trust	42,097	397,396
RPT Realty	31,461	218,968
Ryman Hospitality Properties Inc.	9,624	332,990
Sabra Health Care REIT Inc.	25,000	360,750
Summit Hotel Properties Inc.	49,418	293,049
Sunstone Hotel Investors Inc.	79,219	645,635
Tanger Factory Outlet Centers Inc.	32,500	231,725
Urban Edge Properties	28,900	343,043
Total Equity Real Estate Investment Trusts (REITs)		6,949,220
Real Estate Management & Development — 1.2%
Cushman & Wakefield PLC	13,000	161,980	*
Forestar Group Inc.	10,400	156,832	*
Jones Lang LaSalle Inc.	2,919	302,000
Marcus & Millichap Inc.	14,039	405,166	*
Newmark Group Inc., Class A Shares	41,500	201,690
RE/MAX Holdings Inc., Class A Shares	5,050	158,721
Realogy Holdings Corp.	52,000	385,320
Total Real Estate Management & Development		1,771,709
Total Real Estate		8,720,929
Utilities — 3.6%
Electric Utilities — 2.0%
ALLETE Inc.	9,100	496,951
IDACORP Inc.	7,700	672,749

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2020

QS U.S. Small Capitalization Equity Fund

Security		Shares	Value
Electric Utilities — continued
Otter Tail Corp.		15,500	$601,245
PNM Resources Inc.		12,500	480,500
Portland General Electric Co.		16,393	685,391
Total Electric Utilities			2,936,836
Gas Utilities — 0.9%
National Fuel Gas Co.		7,300	306,089
New Jersey Resources Corp.		14,000	457,100
ONE Gas Inc.		1,800	138,690
Spire Inc.		6,500	427,115
Total Gas Utilities			1,328,994
Multi-Utilities — 0.7%
Avista Corp.		22,000	800,580
Unitil Corp.		3,000	134,460
Total Multi-Utilities			935,040
Total Utilities			5,200,870
Total Investments before Short-Term Investments (Cost — $162,953,046)			144,408,056

	Rate
Short-Term Investments — 1.0%
Invesco Treasury Portfolio, Institutional Class (Cost — $1,419,913)	0.080%	1,419,913	1,419,913
Total Investments — 100.0% (Cost — $164,372,959)			145,827,969
Liabilities in Excess of Other Assets — (0.0)%††			(27,440)
Total Net Assets — 100.0%			$145,800,529

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

Abbreviation(s) used in this schedule:

CVR	— Contingent Value Rights

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

16	QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2020

Assets:
Investments, at value (Cost — $164,372,959)	$145,827,969
Dividends and interest receivable	82,288
Receivable for Fund shares sold	12,754
Other assets	135,163
Prepaid expenses	40,113
Total Assets	146,098,287

Liabilities:
Trustees’ fees payable	140,447
Investment management fee payable	65,854
Audit fees payable	21,950
Transfer agent fees payable	19,213
Fund accounting fees payable	17,112
Service and/or distribution fees payable	9,277
Payable for Fund shares repurchased	5,575
Accrued expenses	18,330
Total Liabilities	297,758
Total Net Assets	$145,800,529

Net Assets:
Par value (Note 7)	$144
Paid-in capital in excess of par value	160,658,568
Total distributable earnings (loss)	(14,858,183)
Total Net Assets	$145,800,529

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report	17

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2020

Net Assets:
Class A	$9,909,514
Class A2	$32,832,779
Class C	$689,443
Class FI	$19,345
Class I	$3,081,597
Class IS	$99,267,851

Shares Outstanding:
Class A	974,282
Class A2	3,283,077
Class C	74,039
Class FI	2,004
Class I	295,329
Class IS	9,764,903

Net Asset Value:
Class A (and redemption price)	$10.17
Class A2 (and redemption price)	$10.00
Class C*	$9.31
Class FI (and redemption price)	$9.65
Class I (and redemption price)	$10.43
Class IS (and redemption price)	$10.17
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$10.79
Class A2 (based on maximum initial sales charge of 5.75%)	$10.61

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

18	QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2020

Investment Income:
Dividends	$1,136,115
Interest	1,424
Less: Foreign taxes withheld	(2,706)
Total Investment Income	1,134,833

Expenses:
Investment management fee (Note 2)	518,377
Transfer agent fees (Note 5)	80,980
Service and/or distribution fees (Notes 2 and 5)	58,165
Registration fees	48,065
Fund accounting fees	34,491
Audit and tax fees	21,950
Trustees’ fees	15,532
Legal fees	15,025
Shareholder reports	11,070
Fees recaptured by investment manager (Note 2)	4,750
Custody fees	2,128
Insurance	1,709
Interest expense	820
Miscellaneous expenses	3,762
Total Expenses	816,824
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(127,396)
Net Expenses	689,428
Net Investment Income	445,405

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	3,236,118
Change in Net Unrealized Appreciation (Depreciation) From Investments	(33,185,104)
Net Loss on Investments	(29,948,986)
Decrease in Net Assets From Operations	$(29,503,581)

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended June 30, 2020 (unaudited) and the Year Ended December 31, 2019	2020	2019

Operations:
Net investment income	$445,405	$1,115,580
Net realized gain	3,236,118	1,142,355
Change in net unrealized appreciation (depreciation)	(33,185,104)	31,299,997
Increase (Decrease) in Net Assets From Operations	(29,503,581)	33,557,932

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(775,002)	(3,141,537)
Decrease in Net Assets From Distributions to Shareholders	(775,002)	(3,141,537)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	9,505,464	38,941,004
Reinvestment of distributions	773,688	3,136,655
Cost of shares repurchased	(20,375,827)	(50,275,564)
Decrease in Net Assets From Fund Share Transactions	(10,096,675)	(8,197,905)
Increase (Decrease) in Net Assets	(40,375,258)	22,218,490

Net Assets:
Beginning of period	186,175,787	163,957,297
End of period	$145,800,529	$186,175,787

See Notes to Financial Statements.

20	QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$12.22	$10.29	$13.55	$13.58	$11.95	$13.46

Income (loss) from operations:
Net investment income	0.02	0.04	0.02	0.00 [3]	0.02	0.00 [3]
Net realized and unrealized gain (loss)	(2.01)	2.05	(2.13)	1.15	2.31	(0.64)
Total income (loss) from operations	(1.99)	2.09	(2.11)	1.15	2.33	(0.64)

Less distributions from:
Net investment income	(0.06)	(0.02)	(0.01)	(0.19)	(0.04)	—
Net realized gains	—	(0.14)	(1.14)	(0.99)	(0.66)	(0.87)
Total distributions	(0.06)	(0.16)	(1.15)	(1.18)	(0.70)	(0.87)

Net asset value, end of period	$10.17	$12.22	$10.29	$13.55	$13.58	$11.95
Total return[4]	(16.31)%	20.43%	(15.58)%	8.46%	19.46%	(4.89)%

Net assets, end of period (000s)	$9,910	$13,223	$11,916	$18,602	$20,690	$18,127

Ratios to average net assets:
Gross expenses	1.31%[5]	1.24%	1.22%	1.19%	1.19%[6]	1.20%[6]
Net expenses[7]	1.15 [5,8]	1.12 [8]	1.13 [8]	1.19 [8]	1.19 [6]	1.20 [6,8]
Net investment income	0.38 [5]	0.38	0.11	0.03	0.18	0.01

Portfolio turnover rate	14%	51%	26%	41%[9]	33%	34%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2021, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A2 Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$12.02	$10.13	$13.39	$13.44	$11.84	$13.37

Income (loss) from operations:
Net investment income (loss)	0.01	0.01	(0.01)	(0.02)	0.00 [3]	(0.02)
Net realized and unrealized gain (loss)	(1.98)	2.02	(2.11)	1.14	2.28	(0.64)
Total income (loss) from operations	(1.97)	2.03	(2.12)	1.12	2.28	(0.66)

Less distributions from:
Net investment income	(0.05)	—	—	(0.18)	(0.02)	—
Net realized gains	—	(0.14)	(1.14)	(0.99)	(0.66)	(0.87)
Total distributions	(0.05)	(0.14)	(1.14)	(1.17)	(0.68)	(0.87)

Net asset value, end of period	$10.00	$12.02	$10.13	$13.39	$13.44	$11.84
Total return[4]	(16.39)%	20.12%	(15.82)%	8.29%	19.23%	(5.08)%

Net assets, end of period (000s)	$32,833	$41,027	$34,495	$38,534	$31,598	$22,061

Ratios to average net assets:
Gross expenses	1.59%[5,6]	1.51%[6]	1.45%	1.42%[6]	1.45%	1.49%[6]
Net expenses[7,8]	1.40 [5,6]	1.40 [6]	1.35	1.40 [6]	1.40	1.40 [6]
Net investment income (loss)	0.14 [5]	0.12	(0.08)	(0.17)	(0.02)	(0.19)

Portfolio turnover rate	14%	51%	26%	41%[9]	33%	34%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A2 shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.40%. This arrangement is expected to continue until December 31, 2021, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

22	QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.17	$9.47	$12.66	$12.76	$11.31	$12.88

Income (loss) from operations:
Net investment loss	(0.02)	(0.05)	(0.08)	(0.09)	(0.07)	(0.10)
Net realized and unrealized gain (loss)	(1.84)	1.89	(1.97)	1.07	2.18	(0.60)
Total income (loss) from operations	(1.86)	1.84	(2.05)	0.98	2.11	(0.70)

Less distributions from:
Net investment income	—	—	—	(0.09)	—	—
Net realized gains	—	(0.14)	(1.14)	(0.99)	(0.66)	(0.87)
Total distributions	—	(0.14)	(1.14)	(1.08)	(0.66)	(0.87)

Net asset value, end of period	$9.31	$11.17	$9.47	$12.66	$12.76	$11.31
Total return[3]	(16.65)%	19.52%	(16.18)%	7.66%	18.61%	(5.59)%

Net assets, end of period (000s)	$689	$1,125	$3,579	$5,110	$5,646	$6,012

Ratios to average net assets:
Gross expenses	2.11%[4]	2.04%[5]	1.93%[5]	1.96%[5]	1.96%[5]	1.96%[5]
Net expenses[6,7]	1.95 [4]	1.93 [5]	1.83 [5]	1.95 [5]	1.95 [5]	1.95 [5]
Net investment loss	(0.43) [4]	(0.42)	(0.58)	(0.73)	(0.59)	(0.74)

Portfolio turnover rate	14%	51%	26%	41%[8]	33%	34%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.95%. This arrangement is expected to continue until December 31, 2021, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.61	$9.78	$12.96	$13.04	$11.54	$13.03

Income (loss) from operations:
Net investment income (loss)	0.01	0.04	0.00 [3]	0.00 [3]	0.02	(0.03)
Net realized and unrealized gain (loss)	(1.91)	1.95	(2.04)	1.11	2.24	(0.59)
Total income (loss) from operations	(1.90)	1.99	(2.04)	1.11	2.26	(0.62)

Less distributions from:
Net investment income	(0.06)	(0.02)	—	(0.20)	(0.10)	—
Net realized gains	—	(0.14)	(1.14)	(0.99)	(0.66)	(0.87)
Total distributions	(0.06)	(0.16)	(1.14)	(1.19)	(0.76)	(0.87)

Net asset value, end of period	$9.65	$11.61	$9.78	$12.96	$13.04	$11.54
Total return[4]	(16.31)%	20.42%	(15.73)%	8.49%	19.51%	(4.91)%

Net assets, end of period (000s)	$19	$150	$107	$216	$167	$64

Ratios to average net assets:
Gross expenses	1.62%[5,6]	1.41%[6]	1.36%[6]	1.28%	1.66%[6]	1.36%[6]
Net expenses[7,8]	1.20 [5,6]	1.20 [6]	1.20 [6]	1.20	1.20 [6]	1.20 [6]
Net investment income (loss)	0.24 [5]	0.33	0.02	0.04	0.20	(0.21)

Portfolio turnover rate	14%	51%	26%	41%[9]	33%	34%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2021, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

24	QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$12.52	$10.53	$13.84	$13.85	$12.10	$13.60

Income (loss) from operations:
Net investment income	0.03	0.07	0.04	0.04	0.05	0.10
Net realized and unrealized gain (loss)	(2.06)	2.11	(2.18)	1.18	2.36	(0.69)
Total income (loss) from operations	(2.03)	2.18	(2.14)	1.22	2.41	(0.59)

Less distributions from:
Net investment income	(0.06)	(0.05)	(0.03)	(0.24)	—	(0.04)
Net realized gains	—	(0.14)	(1.14)	(0.99)	(0.66)	(0.87)
Total distributions	(0.06)	(0.19)	(1.17)	(1.23)	(0.66)	(0.91)

Net asset value, end of period	$10.43	$12.52	$10.53	$13.84	$13.85	$12.10
Total return[3]	(16.24)%	20.74%	(15.41)%	8.77%	19.88%	(4.51)%

Net assets, end of period (000s)	$3,082	$4,257	$10,457	$22,847	$23,387	$275,797

Ratios to average net assets:
Gross expenses	1.14%[4,5]	1.05%[5]	1.01%[5]	0.92%[5]	0.98%	0.76%[5]
Net expenses[6]	0.90 [4,5]	0.90 [5,7]	0.90 [5,7]	0.90 [5,7]	0.90 [7]	0.76 [5]
Net investment income	0.63 [4]	0.58	0.31	0.32	0.43	0.76

Portfolio turnover rate	14%	51%	26%	41%[8]	33%	34%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 0.90%. This arrangement is expected to continue until December 31, 2021, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$12.19	$10.26	$13.54	$13.56	$11.92	$13.41

Income (loss) from operations:
Net investment income	0.04	0.09	0.07	0.06	0.07	0.06
Net realized and unrealized gain (loss)	(2.00)	2.05	(2.15)	1.17	2.33	(0.64)
Total income (loss) from operations	(1.96)	2.14	(2.08)	1.23	2.40	(0.58)

Less distributions from:
Net investment income	(0.06)	(0.07)	(0.06)	(0.26)	(0.10)	(0.04)
Net realized gains	—	(0.14)	(1.14)	(0.99)	(0.66)	(0.87)
Total distributions	(0.06)	(0.21)	(1.20)	(1.25)	(0.76)	(0.91)

Net asset value, end of period	$10.17	$12.19	$10.26	$13.54	$13.56	$11.92
Total return[3]	(16.11)%	20.92%	(15.33)%	9.02%	20.04%	(4.47)%

Net assets, end of period (000s)	$99,268	$126,394	$103,403	$142,102	$811,249	$788,366

Ratios to average net assets:
Gross expenses	0.91%[4,5]	0.86%[5]	0.85%[5]	0.76%	0.76%[5]	0.75%[5]
Net expenses[6,7]	0.75 [4,5]	0.75 [5]	0.75 [5]	0.75	0.75 [5]	0.75 [5]
Net investment income	0.78 [4]	0.77	0.50	0.47	0.60	0.44

Portfolio turnover rate	14%	51%	26%	41%[8]	33%	34%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

26	QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS U.S. Small Capitalization Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

28	QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Common stocks:
Communication services	$2,832,276	—	$0	*	$2,832,276
Health care	34,806,459	—	0	*	34,806,459
Other common stocks	106,769,321	—	—		106,769,321
Total long-term investments	144,408,056	—	0	*	144,408,056
Short-term investments†	1,419,913	—	—		1,419,913
Total investments	$145,827,969	—	$0	*	$145,827,969

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital

QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management

30	QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report

Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, LMPFA, QS Investors and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. To the extent LMPFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMPFA pays QS Investors monthly the entire management fee it receives from the Fund, net of any fees paid to Western Asset. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class I and Class IS shares did not exceed 1.30%, 1.50%, 2.05%, 1.30%, 1.00% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets did not exceed 1.20%, 1.40%, 1.95%, 1.20% and 0.90% for Class A, Class A2, Class C, Class FI and Class I shares, respectively. These arrangements are expected to continue until December 31, 2021, but may be terminated at any time by LMPFA.

During the six months ended June 30, 2020, fees waived and/or expenses reimbursed amounted to $127,396.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no

QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class FI	Class I	Class IS
Expires December 31, 2020	—	$1,862	—	$158	$4,602	$91,518
Expires December 31, 2021	$16,205	39,050	$4,772	339	16,859	130,157
Expires December 31, 2022	14,461	44,327	2,605	286	12,984	145,072
Expires December 31, 2023	8,060	31,821	646	196	3,760	80,969
Total fee waivers/expense reimbursements subject to recapture	$38,726	$117,060	$8,023	$979	$38,205	$447,716

For the six months ended June 30, 2020, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A2	Class FI	Class I	Class IS
LMPFA recaptured	$3,693	$2	$87	$968

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2
Sales charges	$73	$12,387
CDSCs	—	54

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until

32	QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report

distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of June 30, 2020, Legg Mason and its affiliates owned 68% of the Fund.

3. Investments

During the six months ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$20,487,189
Sales	31,491,080

At June 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$164,372,959	$21,870,986	$(40,415,976)	$(18,544,990)

4. Derivative instruments and hedging activities

During the six months ended June 30, 2020, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class FI shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$12,784	$7,700
Class A2	41,277	68,081
Class C	3,987	819
Class FI	117	216
Class I	—	3,565
Class IS	—	599
Total	$58,165	$80,980

QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$8,191
Class A2	32,249
Class C	657
Class FI	197
Class I	3,799
Class IS	82,303
Total	$127,396

6. Distributions to shareholders by class

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Net Investment Income:
Class A	$54,163	$26,157
Class A2	160,646	—
Class C	—	—
Class FI	111	239
Class I	16,134	27,652
Class IS	543,948	695,956
Total	$775,002	$750,004

Net Realized Gains:
Class A	—	$166,314
Class A2	—	477,892
Class C	—	21,727
Class FI	—	1,852
Class I	—	99,536
Class IS	—	1,624,212
Total	—	$2,391,533

7. Shares of beneficial interest

At June 30, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

34	QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,866	$38,532	231,080	$2,683,092
Shares issued on reinvestment	5,305	53,048	16,245	188,475
Shares repurchased	(116,905)	(1,189,536)	(323,687)	(3,708,796)
Net decrease	(107,734)	$(1,097,956)	(76,362)	$(837,229)

Class A2
Shares sold	258,449	$2,583,309	534,922	$6,074,023
Shares issued on reinvestment	16,342	160,646	42,216	477,892
Shares repurchased	(404,010)	(3,949,026)	(570,033)	(6,441,528)
Net increase (decrease)	(129,219)	$(1,205,071)	7,105	$110,387

Class C
Shares sold	1,727	$15,721	5,918	$62,116
Shares issued on reinvestment	—	—	2,055	21,663
Shares repurchased	(28,381)	(260,108)	(285,321)	(3,033,180)
Net decrease	(26,654)	$(244,387)	(277,348)	$(2,949,401)

Class FI
Shares sold	755	$6,885	3,147	$35,651
Shares issued on reinvestment	12	111	190	2,091
Shares repurchased	(11,646)	(99,647)	(1,396)	(15,406)
Net increase (decrease)	(10,879)	$(92,651)	1,941	$22,336

Class I
Shares sold	39,586	$421,078	62,541	$735,936
Shares issued on reinvestment	1,555	15,935	10,575	126,366
Shares repurchased	(85,834)	(858,268)	(726,284)	(8,825,447)
Net decrease	(44,693)	$(421,255)	(653,168)	$(7,963,145)

Class IS
Shares sold	709,163	$6,439,939	2,522,597	$29,350,186
Shares issued on reinvestment	54,449	543,948	198,328	2,320,168
Shares repurchased	(1,367,261)	(14,019,242)	(2,432,328)	(28,251,207)
Net increase (decrease)	(603,649)	$(7,035,355)	288,597	$3,419,147

8. Deferred capital losses

As of December 31, 2019, the Fund had deferred capital losses of $17,207, which have no expiration date, that will be available to offset future taxable capital gains.

9. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the

QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

36	QS U.S. Small Capitalization Equity Fund 2020 Semi-Annual Report

Board approval of new management and new subadvisory agreements (unaudited)

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”), and Legg Mason, Inc. (“Legg Mason”) announced that they had entered into a definitive agreement (the “Transaction Agreement”) for Franklin Templeton to acquire Legg Mason in an all-cash transaction. As part of this transaction, the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the Fund’s subadvisers, QS Investors, LLC (the “Subadviser”) and Western Asset Management Company, LLC (“Western Asset”), each a wholly owned subsidiary of Legg Mason, would become subsidiaries of Franklin Templeton (the “Transaction”). The Transaction was subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. The Transaction was consummated on July 31, 2020. Under the Investment Company Act of 1940, as amended (the “1940 Act”), consummation of the Transaction resulted in the automatic termination of the Fund’s existing investment management agreement, investment advisory agreement and subadvisory agreement (the “Existing Agreements”).

At a meeting held on April 6, 2020, the Fund’s Board of Trustees (the “Board”) approved a new investment management agreement (the “Management Agreement”) with the Manager and a new investment advisory agreement (“Advisory Agreement”) between the Manager and the Subadviser and a new subadvisory agreement between the Manager and Western Asset Management Company, LLC (“Western Asset”) pursuant to which Western Asset is engaged to provide day-to-day management of that portion of the Fund’s cash and short-term investments allocated to Western Asset under such subadvisory agreement (the “Subadvisory Agreement”). (The Management Agreement, Advisory Agreement and Subadvisory Agreement are collectively referred to as the “Agreements.”) The meeting was held telephonically based on exemptive relief issued by the Securities and Exchange Commission, with the Board’s intention to ratify the approval of the Agreements at its next in-person meeting.

On March 9, 2020, during a telephonic meeting of the Board, the Board met with representatives of Legg Mason, the parent company of the Manager, the Subadviser and Western Asset, and representatives of Franklin Templeton to discuss the Transaction. The Board was advised that the Fund would not bear the costs of obtaining shareholder approval of the Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction was consummated. On March 31, 2020 and April 2, 2020, the trustees who are not “interested persons” of the Fund (as defined in the 1940 Act) (the “Independent Trustees”), separately met, with the assistance of their independent legal counsel, to review and evaluate the materials provided by Legg Mason, Franklin Templeton, the Manager, the Subadviser and Western Asset to assist the Board, and in particular the Independent Trustees, in considering the Agreements. On April 6, 2020, the Board received a presentation from

QS U.S. Small Capitalization Equity Fund	37

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

senior Fund management and representatives from Franklin Templeton and reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering the Agreements. Prior to the Board’s approval of the Agreements, as a part of the April 6 meeting, the Independent Trustees further discussed the Agreements in an executive session with independent legal counsel and recommended their approval.

In the event the Fund’s shareholders did not approve the Agreements prior to completion of the Transaction, at its April 6, 2020 meeting, the Board also approved an interim investment management agreement with the Manager and interim subadvisory agreements between the Manager and the Subadviser and between the Manager and Western Asset that would take effect upon the closing of the Transaction to enable the Manager, Subadviser and Western Asset to serve as investment managers of the Fund following the termination of the Existing Agreements and pending shareholder approval of the Agreements. At a meeting held on July 14, 2020, shareholders of the Fund approved the Agreements.

In voting to approve the Agreements, the Board, including the Independent Trustees, considered whether approval of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. The Board considered that the terms of the Agreements were identical to the Existing Agreements, except for the dates of execution, effectiveness and termination, and that the Board had considered and approved the renewal of the Existing Agreements in November 2019. The Board also considered that the Existing Agreements were the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years. The Board further considered that although no assets were currently being allocated to Western Asset, the Manager recommended that the Subadvisory Agreement with Western Asset be approved to permit allocation of assets to Western Asset at such time as the Manager determined to be appropriate. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements were reasonable and fair and that it was in the best interests of the Fund to approve the Agreements.

In evaluating the Agreements, the Board considered the information previously provided for the November 2019 renewal of the Existing Agreements, updated with more recent statistics, information and representations. Among such information was the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser and available to be provided by Western Asset under the Management Agreement, Advisory Agreement and Subadvisory Agreement, respectively, and information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates and the Manager’s supervisory activities over the Subadviser and Western Asset. The Board noted that Franklin Templeton and Legg Mason had informed the Board

38	QS U.S. Small Capitalization Equity Fund

that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Manager, the Subadviser and Western Asset, including compliance and other non-advisory services. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account Franklin Templeton’s plans and intentions regarding the Fund and Legg Mason’s asset management business, including the preservation and continued operational and investment autonomy of the investment advisory businesses conducted by the Subadviser and Western Asset. The Board noted that Franklin Templeton did not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction. The Board also considered that there were not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction. The Board also considered that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expense ratios by spreading expenses over a larger asset base.

The Board also considered its knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager, the Subadviser and Western Asset, and the quality of the Manager’s administrative and other services. The Board considered information received at regular meetings throughout the year, including the policies and practices of the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries. The Board considered that on a regular basis it received and reviewed information from the Manager and the Fund’s Chief Compliance Officer regarding the compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act for the funds in the Legg Mason fund complex, including liquidity management programs and cybersecurity programs. The Board also considered information about Franklin Templeton’s compliance and risk management programs.

The Board noted that it had reviewed the qualifications, backgrounds and responsibilities of the senior personnel currently serving the Fund, and had met and reviewed the backgrounds and qualifications of the senior personnel of Franklin Templeton responsible for the management of the advisory business. The Board considered that Legg Mason had put in place retention incentives for key personnel at the Manager until the closing of the Transaction and Franklin Templeton had provided long-term retention mechanisms for certain personnel, and that Franklin Templeton had represented that there were not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction. The Board considered Franklin Templeton’s and the Manager’s

QS U.S. Small Capitalization Equity Fund	39

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

commitment to an effective transition and to continued high quality investment management and shareholder services following the Transaction.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund to the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark index. The Board noted that although useful, the data provided by Broadridge may vary depending on the year-end dates selected and the selection of a peer group and, therefore, recognized its limitations. In addition, the Board noted that it had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark index, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted that the Fund’s performance for the one-, three- and five-year periods ended December 31, 2019 placed the Class I Shares in the fifth quintile (the first quintile being the best performers and the fifth quintile being the worst performers). The Board considered the Subadviser’s explanation of how the stock selection model performs during different market environments and noted performance information for the ten-year period ended December 31, 2019, which placed the Class I Shares at median. The Board also reviewed updated performance information. In addition, based on their review of materials provided and assurances received, the Board determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided. The Board noted that its evaluation of the factors of the nature, extent and quality of services and performance led it to conclude that it was in the best interests of the Fund to approve the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”), payable by the Fund to the Manager in light of the nature, extent and quality of the management and subadvisory services provided by the Manager and the Subadviser, respectively. The Board considered that it had reviewed the Fund’s Contractual Management Fee and total expense ratio in connection with its consideration of the Existing Agreements during the 2019 contract renewal process and that the new Management Agreement did not change the Fund’s management fee rate or the computation method for calculating such fees. The Board reviewed the advisory and subadvisory fees, noting that the Manager, and not the Fund, pays the fee to the Subadviser and would pay the fee to Western Asset. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager

40	QS U.S. Small Capitalization Equity Fund

which partially reduced the management fee owed to the Manager under the Management Agreement) (the “Actual Management Fee”). The Board also considered that the contractual expense waiver continued until December 31, 2021 and the Manager had in place additional voluntary expense caps. The Board noted Franklin Templeton’s statement that it had no current intention to change the caps or the waiver after its expiration. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Board determined that the Transaction would not increase the total fees payable by the Fund for management services.

The Board received and reviewed an analysis of Legg Mason complex-wide management fees for Funds with a similar strategy, if any, provided by the Manager, which, among other things, set out a framework of fees based on asset classes. The Manager reviewed with the Board the differences in services provided to these different types of accounts, including that the Fund is provided with certain administrative services, office facilities and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts and the differences in associated risks borne by the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class I Shares the Contractual Management Fee and Actual Management Fee were lower than the median of the Broadridge expense group (first quintile) and the actual total expense ratio was lower than the Broadridge expense group median (second quintile) and lower than the expense universe median (second quintile) (the first quintile being the lowest fees and the fifth quintile being the highest fees). It was noted that, while the Board has found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group.

The Board was provided an overview of the process followed in conducting the profitability study and received an updated report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2019, which corresponds to Legg Mason’s fiscal year end, and for the period from September 2019 to February 2020. The Board also received certain information showing historical profitability for fiscal years 2016 through 2019. The Board noted that it previously had received a report from the independent consultant engaged by Legg Mason to assess the methodologies used by Legg Mason for its profitability study in connection with its review of the Existing Agreements. The Board considered the profitability study

QS U.S. Small Capitalization Equity Fund	41

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

along with the other materials previously provided to the Board and concluded that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers and breakpoints during Legg Mason’s 2017 through 2019 fiscal years and for the pro forma fiscal year 2020. The Board noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the funds resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the Manager’s profitability from its relationship with the Fund, nor to quantify at this time any possible future economies of scale. The Board noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward. The Board also considered the potential benefits to shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and having access to a greater array of investment opportunities. Given the asset size of the Fund and the complex, the fee waivers and the currently existing breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, enhanced industry recognition and the potential for reduced vendor pricing. The Board also considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the funds. The Board considered that the Transaction would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. The Board noted that Franklin Templeton and Legg Mason, as a result of the potential benefits derived from the Transaction, have a financial interest in the matters that were being considered. The Board also took note of information provided regarding amounts received by the Fund’s distributor and intermediary arrangements.

The Board considered that the senior management team at Legg Mason expressed support for the Transaction and Legg Mason recommended that the Board approve the Agreements. The Board also considered that, under the Transaction Agreement, Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance

42	QS U.S. Small Capitalization Equity Fund

upon the benefits and protections provided by Section 15(f) of the 1940 Act, and that Franklin Templeton represented to the Board that it would conduct its business such that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the 1940 Act) of any investment adviser of the Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the 1940 Act) on the Fund as a result of the transactions contemplated by the Transaction Agreement.

After consideration of the factors described above as well as other factors, and in the exercise of their business judgment, the Board, including the Independent Trustees, concluded that the Agreements for the Fund, including the fees payable thereunder, were fair and reasonable and that entering into the Agreements for the Fund was in the best interests of the Fund’s shareholders, and the Board voted to approve the Agreements and to recommend that shareholders approve the Agreements.

QS U.S. Small Capitalization Equity Fund	43

QS

U.S. Small Capitalization Equity Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS U.S. Small Capitalization Equity Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS U.S. Small Capitalization Equity Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS U.S. Small Capitalization Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

BATX013860 8/20 SR20-3953

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 26, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 26, 2020